Derivative Instruments	12 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

12.  Derivative Instruments

The Company uses derivatives for risk management purposes and does not engage in speculative activity. A key risk management objective for the Company is to mitigate interest rate risk associated with the Company’s external credit facilities and foreign currency risk primarily with respect to transactions denominated in foreign currencies. The determination of whether the Company enters into a derivative transaction to achieve these risk management objectives depends on a number of factors, including market related factors that impact the extent to which derivative instruments will achieve such risk management objectives of the Company.

The Company may from time to time enter into interest rate swap contracts to protect against upward movements in US Dollar LIBOR and the associated interest the Company pays on its external credit facilities. Interest rate swaps are recorded in the financial statements at fair value. Changes in fair value are recorded on the consolidated statements of operations and comprehensive income in Other (expense) income.

The Company uses foreign currency forward contracts and enters into hedging relationships from time to time in order to mitigate exposure to foreign currency fluctuations. When achievable, these instruments are designated as hedges and treated as a cash flow hedging arrangement for accounting purposes. In the prior fiscal year, the Company entered into foreign currency forward contracts designated as hedges in order to mitigate exposure associated with the anticipated purchases of production assets denominated in a foreign currency in a future period. During the 2015 fiscal year, the Company elected to de-designate all of its foreign currency forward contracts that had been previously designated as cash flow hedges, and elected to discontinue hedge accounting. The gains will be reclassified into earnings in correspondence to the depreciation schedule of the underlying equipment purchases which were hedged.

Interest Rate Swaps

For interest rate swap contracts, the Company has agreed to pay fixed interest rates while receiving a floating interest rate. At 31 March 2015 and 2014, the Company had interest rate swap contracts with a total notional principal US$125.0 million.

At 31 March 2015, the weighted average fixed interest rate of these contracts is 2.0% and the weighted average remaining life is 3.6 years. These contracts have a fair value of US$3.1 million and US$0.5 million at 31 March 2015 and 2014, respectively, which is included in Accounts payable. For the years ended 31 March 2015, 2014 and 2013, the Company included in Other (expense) income an unrealized loss of US$2.6 million and an unrealized gain of US$0.8 million and US$1.8 million, respectively, on interest rate swap contracts. Included in Interest expense is a realized loss on interest rate swap contracts of US$1.3 million, US$0.6 million and US$2.1 million for the years ended 31 March 2015, 2014 and 2013, respectively.

At 31 March 2015, the Company had four interest rate swap contracts with an aggregate notional principal of US$125.0 million, with US$25.0 million maturing on 1 April 2015. The second contract was entered into in October 2013 with a notional principal of US$50.0 million, term of 5 years, fixed interest rate of 2.0% and a forward start date of October 2014. The remaining two contracts were entered into in December 2013 with notional principal amounts of US$25.0 million and US$25.0 million, terms of 6 years and 4 years, fixed interest rates of 2.3% and 1.5%, respectively, and a forward start date of July 2014.

Foreign Currency Forward Contracts

The Company uses foreign currency forward contracts and enters into hedging relationships from time to time in order to mitigate exposure to foreign currency fluctuations. When achievable, these instruments are designated as hedges and treated as a cash flow hedging arrangement for accounting purposes. In September 2013, the Company entered into foreign currency forward contracts designated as hedges in order to mitigate exposure associated with the anticipated purchases of production assets denominated in a foreign currency in a future period. During the year ended 31 March 2015, the Company elected to de-designate all of its foreign currency forward contracts that had been previously designated as cash flow hedges, and elected to discontinue hedge accounting. The foreign currency forward contracts which were previously designated as hedges and de-designated during the year had a gain classified in other comprehensive income of US$0.3 million at 31 March 2015. The gains will be reclassified into earnings in correspondence to the depreciation schedule of the underlying equipment purchases which were hedged.

Changes in the fair value of forward contracts that are not designated as hedges are recorded in earnings within Other (expense) income at each measurement date. As discussed above, these derivatives are typically entered into as economic hedges of changes in currency exchange rates. Gains or losses related to the derivative are recorded in income, based on the Company’s accounting policy. In general, the earnings effects of the item that represent the economic risk exposure are recorded in the same caption as the derivative. For the years ended 31 March 2015 and 2014, the forward contracts not designated as a cash flow hedging arrangement had an unrealized loss of US$2.3 million and an unrealized gain of US$1.8 million, respectively.

The notional amount of interest rate swap contracts and foreign currency forward contracts represents the basis upon which payments are calculated and are reported on a net basis when a legal and enforceable right of set-off exists. The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2015 and 2014.

				Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2015		31 March 2014
	31 March 2015	31 March 2014	Assets	Liabilities	Assets	Liabilities
Derivatives accounted for as hedges
Foreign currency forward contracts	$-	$9.7	$-	$-	$0.5	$-

Derivatives not accounted for as hedges
Interest rate swap contracts	125.0	125.0	-	3.1	-	0.5
Foreign currency forward contracts	3.6	124.0	-	0.2	1.8	-

Total	$128.6	$258.7	$-	$3.3	$2.3	$0.5